Merger with Navig8 Product Tankers Inc - Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 14, 2017
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 6,180
Restricted cash			0
Accounts receivables			3,330
Prepaid expenses and other assets			2,932
Inventories			299
Restricted cash - non-current			4,000
Vessels, net			158,500
Accounts payable and accrued expenses			(13,720)
Debt (current and non-current)			(113,856)
Redeemable Preferred Shares			0
Net assets acquired and liabilities assumed			47,665
Total purchase price consideration			42,248
Provisional (bargain purchase) / goodwill			$ (5,417)
NPTI September Closing [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 15,149	$ 15,149
Restricted cash	13,641	13,641
Accounts receivables	16,455	16,323
Prepaid expenses and other assets	19,940	19,940
Inventories	1,415	1,415
Restricted cash - non-current	6,380	6,380
Vessels, net	972,750	972,750
Accounts payable and accrued expenses	(3,155)	(2,966)
Debt (current and non-current)	(793,519)	(793,519)
Redeemable Preferred Shares	(39,495)	(39,495)
Net assets acquired and liabilities assumed	209,561	209,618
Total purchase price consideration	221,100	221,100
Provisional (bargain purchase) / goodwill	11,539	$ 11,482
Measurement period adjustments, accounts receivables	132
Measurement period adjustments, accounts payable and accrued expenses	(189)
Measurement period adjustments	(57)
Measurement period adjustments, provisional (bargain purchase) / goodwill	$ 57